Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Basic Net (Loss) Income per share
Net (loss) income	$ (5,548)	$ (6,582)	$ 8,593	$ 19,081	$ (12,130)	$ 27,674
Less: income allocated to participating securities	0		(8,312)		0	(26,642)
Net (loss) income attributable to common shareholders	$ (5,548)		$ 281		$ (12,130)	$ 1,032
Weighted average common shares outstanding - basic	15,016,742		14,720,031		14,990,514	14,279,067
Net (loss) income per share - basic	$ (0.37)		$ 0.02		$ (0.81)	$ 0.07
Diluted Net (Loss) Income per share
Net (loss) income	$ (5,548)	$ (6,582)	$ 8,593	$ 19,081	$ (12,130)	$ 27,674
Less: income allocated to participating securities	0		(8,071)		0	(25,976)
Net (loss) income attributable to common shareholders	$ (5,548)		$ 522		$ (12,130)	$ 1,698
Weighted average common shares outstanding - basic	15,016,742		14,720,031		14,990,514	14,279,067
Weighted average effect of dilutive stock options	0		13,836,636		0	9,985,024
Weighted average common shares outstanding - diluted	15,016,742		28,556,667		14,990,514	24,264,090
Net (loss) income per share - diluted	$ (0.37)		$ 0.02		$ (0.81)	$ 0.07